INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2022
INCOME TAX
Schedule of income tax expenses

	For the Years Ended June 30,
	2022	2021	2020
Current income tax expense	$478,349	$16,875	$26,120
Deferred income tax expense (benefit)	(2,115,834)	325,281	65,871
Income tax expense (benefit)	$(1,637,485)	$342,156	$91,991

Schedule of reconciliation of tax computed by applying the statutory income tax rate to the PRC operations to income tax expenses

	For the Years Ended June 30,
	2022	2021	2020
Statutory tax rate	25.00%	25.00%	25.00%
Effect of tax holiday and preferential tax benefit	35.21%	(18.74)%	(20.27)%
Effect of research and development credits	6.66%	(14.21)%	(5.66)%
Effect of other non-deductible expenses	(0.46)%	0.12%	0.05%
Effect of change in valuation allowance	(54.92)%	16.40%	3.30%

Effective tax rate	11.49%	8.57%	2.43%

Schedule of principal components of deferred tax assets and deferred tax liabilities

	June 30,	June 30,
	2022	2021
Deferred tax assets
Allowance for doubtful accounts receivables and other receivables	$1,741,394	$69,989
Net operating loss carrying forwards	3,744,239	990,697
Share-based compensation	1,926,942	—
Unrealized profit	3,212,027	—
Donation expenditure	—	39,882
Operating lease liabilities	—	163,680
Advertising expense	—	12
Total deferred tax assets	10,624,602	1,264,260

Deferred tax liabilities
Intangible assets recognized from acquisition of Beijing Deran	(209,612)	—
Operating lease right of use assets	—	(167,888)

Deferred tax assets	10,414,990	1,096,372
Less: Valuation allowance	(8,430,810)	(919,935)
Deferred tax assets, net	$1,984,180	$176,437

Schedule of rollforward of valuation allowance of deferred tax assets

	June 30,	June 30,	June 30,
	2022	2021	2020
Balance at beginning of the year	$919,935	$227,150	$105,619
Additions of valuation allowance	7,827,672	654,598	125,128
Foreign currency translation adjustments	(316,797)	38,187	(3,597)
Balance at end of the year	$8,430,810	$919,935	$227,150

Schedule of cumulative net operating loss

		Earliest year of
		expiration
	Amount	if not utilized
Tax jurisdiction
PRC	$18,366,570	2023